Group Income Statement - Parenthetical (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 15,515	£ 16,509